Note 1 - Basis of Presentation and General Information (Details Textual)	1 Months Ended	15 Months Ended
	Jan. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Working Capital Deficit			$ 730,000
Cash			3,210,000
Restricted Cash and Cash Equivalents			6,140,007	$ 10,466,743
Commitments and Vessel Sales, Draw-down Capacity			$ 4,000,000
Scenario, Forecast [Member]
Periodic Payment Required for Construction of Vessel		$ 2,250,000
Subsequent Event [Member]
Number of Vessels Sold	2
Number of Vessels Acquired	2
Proceeds on Sale of Vessels, Net of Payments for Vessel Acquisition	$ 830,000
Proceeds from Mortgage on Vessel	10,860,000
Subsequent Event [Member] | Restricted Cash [Member]
Proceeds from Mortgage on Vessel	1,400,000
Subsequent Event [Member] | Cash [Member]
Proceeds from Mortgage on Vessel	$ 9,460,000
Friends Investment Company Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			29.10%